Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Borrowings [Abstract]
Interest expenses on short term borrowings	$ 192,198	$ 139,764	$ 91,529
Government loan	54,614
Imputed interest expenses	$ 10,538	$ 59,657